Segment Reporting - Core Earnings Adjustments to GAAP (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
“Core Earnings” adjustments to GAAP:
Net tax effect	$ (266)	$ (93)	$ (60)	$ (53)	$ (96)	$ (147)	$ (81)	$ (103)	$ (472)	$ (427)	$ (597)
Net income attributable to Navient Corporation	$ (84)	$ 176	$ 112	$ 88	$ 145	$ 230	$ 125	$ 181	292	681	984
Total Adjustments [Member] | Adjustments [Member]
“Core Earnings” adjustments to GAAP:
Core Earnings adjustments to GAAP									22	176	499
Net tax effect									19	(82)	(196)
Net income attributable to Navient Corporation									41	94	303
Net Impact from Spin-Off of SLM BankCo [Member] | Total Adjustments [Member] | Adjustments [Member]
“Core Earnings” adjustments to GAAP:
Core Earnings adjustments to GAAP											(32)
Net Impact of Derivative Accounting [Member] | Total Adjustments [Member] | Adjustments [Member]
“Core Earnings” adjustments to GAAP:
Core Earnings adjustments to GAAP									45	212	543
Net Impact of Goodwill and Acquired Intangible Assets [Member] | Total Adjustments [Member] | Adjustments [Member]
“Core Earnings” adjustments to GAAP:
Core Earnings adjustments to GAAP									$ (23)	$ (36)	$ (12)